DEBT (Tables)	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 20, 2016	Sep. 30, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Schedule of Line of Credit Facilities
The following table provides details of the Company's outstanding credit facility debt:

				Carrying Amount (a)
	Maturity Date	Interest Rate	Principal	September 30, 2017	December 31, 2016
CSC Holdings Restricted Group:
Revolving Credit Facility (b)	$20,000 on October 9, 2020, remaining balance on November 30, 2021	4.49%	$1,175,000	$1,149,024	$145,013
Term Loan Facility	July 17, 2025	3.48%	2,992,500	2,974,768	2,486,874
Cequel:
Revolving Credit Facility (c)	November 30, 2021	—	—	—	—
Term Loan Facility	July 28, 2025	3.49%	1,261,838	1,253,110	812,903
			$5,429,338	5,376,902	3,444,790
Less: Current portion				92,650	33,150
Long-term debt				$5,284,252	$3,411,640

(a)	The carrying amount is net of the unamortized deferred financing costs and/or discounts/premiums.

(b)
At September 30, 2017, $123,473 of the revolving credit facility was restricted for certain letters of credit issued on behalf of the Company and $1,001,527 of the facility was undrawn and available, subject to covenant limitations.

(c)
At September 30, 2017, $16,575 of the revolving credit facility was restricted for certain letters of credit issued on behalf of the Company and $333,425 of the facility was undrawn and available, subject to covenant limitations.

        The following table provides details of the Company's outstanding credit facility debt (net of unamortized financing costs and unamortized discounts):

	Maturity Date	Interest Rate	Principal	Carrying Value(a)
CSC Holdings Restricted Group:
Revolving Credit Facility(b)	November 30, 2021	4.07%	$175,256	$145,013
Term Credit Facility(c)	October 11, 2024	3.88%	2,500,000	2,486,874
Cequel:
Revolving Credit Facility(d)	November 30, 2021	—	—	—
Term Credit Facility	January 15, 2025	3.88%	815,000	812,903

			$3,490,256	3,444,790

Less: Current portion				33,150

Long-term debt				$3,411,640

(a)	The unamortized discounts and deferred financing costs amounted to $45,466 at December 31, 2016.
(b)	Includes $100,256 of credit facility debt incurred to finance the Cablevision Acquisition. See discussion above regarding the amendment to the revolving credit facility entered into December 2016.
(c)

Represents $3,800,000 principal amount of debt incurred to finance the Cablevision Acquisition, net of principal repayments made. See discussion above regarding the Extension Amendment entered into September 2016.

(d)

At December 31, 2016, $17,031 of the revolving credit facility was restricted for certain letters of credit issued on behalf of the Company and $332,969 of the facility was undrawn and available, subject to covenant limitations.

Schedule of Long-term Debt Instruments
The following table summarizes the Company's senior guaranteed notes, senior secured notes and senior notes and debentures:

			Interest Rate	Principal Amount	Carrying Amount (a)
Issuer	Date Issued	Maturity Date			September 30, 2017	December 31, 2016
CSC Holdings (b)(f)	February 6, 1998	February 15, 2018	7.875%	$300,000	$303,531	$310,334
CSC Holdings (b)(f)	July 21, 1998	July 15, 2018	7.625%	500,000	511,312	521,654
CSC Holdings (c)(f)	February 12, 2009	February 15, 2019	8.625%	526,000	544,422	553,804
CSC Holdings (c)(f)	November 15, 2011	November 15, 2021	6.750%	1,000,000	957,954	951,702
CSC Holdings (c)(f)	May 23, 2014	June 1, 2024	5.250%	750,000	657,903	650,193
CSC Holdings (e)	October 9, 2015	January 15, 2023	10.125%	1,800,000	1,777,085	1,774,750
CSC Holdings (e)(l)	October 9, 2015	October 15, 2025	10.875%	1,684,221	1,660,583	1,970,379
CSC Holdings (e)	October 9, 2015	October 15, 2025	6.625%	1,000,000	986,394	985,469
CSC Holdings (g)	September 23, 2016	April 15, 2027	5.500%	1,310,000	1,304,353	1,304,025
Cablevision (k)	September 23, 2009	September 15, 2017	8.625%	—	—	926,045
Cablevision (c)(f)	April 15, 2010	April 15, 2018	7.750%	750,000	757,515	767,545
Cablevision (c)(f)	April 15, 2010	April 15, 2020	8.000%	500,000	491,224	488,992
Cablevision (c)(f)	September 27, 2012	September 15, 2022	5.875%	649,024	568,796	559,500
Cequel and Cequel Capital Senior Notes (d)(m)	Oct. 25, 2012 Dec. 28, 2012	September 15, 2020	6.375%	1,050,000	1,025,616	1,457,439
Cequel and Cequel Capital Senior Notes (d)	May 16, 2013 Sept. 9, 2014	December 15, 2021	5.125%	1,250,000	1,132,926	1,115,767
Altice US Finance I Corporation Senior Secured Notes (h)	June 12, 2015	July 15, 2023	5.375%	1,100,000	1,081,815	1,079,869
Cequel and Cequel Capital Senior Secured Notes (i)	June 12, 2015	July 15, 2025	7.750%	620,000	604,001	602,925
Altice US Finance I Corporation Senior Notes (j)	April 26, 2016	May 15, 2026	5.500%	1,500,000	1,487,745	1,486,933
				$16,289,245	15,853,175	17,507,325
Less: Current portion					1,572,358	926,045
Long-term debt					$14,280,817	$16,581,280

(a)	The carrying amount is net of the unamortized deferred financing costs and/or discounts/premiums.

(b)	The debentures are not redeemable by CSC Holdings prior to maturity.

(c)	Notes are redeemable at any time at a specified "make-whole" price plus accrued and unpaid interest to the redemption date.

(d)	The Company may redeem some or more of all the notes at the redemption price set forth in the relevant indenture, plus accrued and unpaid interest.

(e)
The Company may redeem some or all of the 2023 Notes at any time on or after January 15, 2019, and some or all of the 2025 Notes and 2025 Guaranteed Notes at any time on or after October 15, 2020, at the redemption prices set forth in the relevant indenture, plus accrued and unpaid interest, if any.  The Company may also redeem up to 40% of each series of the Cablevision Acquisition Notes using the proceeds of certain equity offerings before October 15, 2018, at a redemption price equal to 110.125% for the 2023 Notes, 110.875% for the 2025 Notes and 106.625% for the 2025 Guaranteed Notes, in each case plus accrued and unpaid interest. In addition, at any time prior to January 15, 2019, CSC Holdings may redeem some or all of the 2023 Notes, and at any time prior to October 15, 2020, the Company may redeem some or all of the 2025 Notes and the 2025 Guaranteed Notes, at a price equal to 100% of the principal amount thereof, plus a “make whole” premium specified in the relevant indenture plus accrued and unpaid interest.

(f)	The carrying value of the notes was adjusted to reflect their fair value on the Cablevision Acquisition Date (aggregate reduction of $52,788).

(g)
The 2027 Guaranteed Notes are redeemable at any time on or after April 15, 2022 at the redemption prices set forth in the indenture, plus accrued and unpaid interest, if any.  In addition, up to 40% may be redeemed for each series of the 2027 Guaranteed Notes using the proceeds of certain equity offerings before October 15, 2019, at a redemption price equal to 105.500%, plus accrued and unpaid interest.

(h)
Some or all of these notes may be redeemed at any time on or after July 15, 2018, plus accrued and unpaid interest, if any. Up to 40% of the notes may be redeemed using the proceeds of certain equity offerings before July 15, 2018, at a redemption price equal to 105.375%.

(i)
Some or all of these notes may be redeemed at any time on or after July 15, 2020, plus accrued and unpaid interest, if any. Up to 40% of the notes may be redeemed using the proceeds of certain equity offerings before July 15, 2018, at a redemption price equal to 107.750%.

(j)
Some or all of these notes may be redeemed at any time on or after May 15, 2021, plus accrued and unpaid interest, if any. Up to 40% of the notes may be redeemed using the proceeds of certain equity offerings before May 15, 2019, at a redemption price equal to 105.500%.

(k)
In April 2017, the Company redeemed $500,000 of the senior notes from proceeds from the CVC Term Loan facility. In September 2017, these senior notes matured and the Company repaid the remaining principal balance of $400,000.

(l)
In July 2017, the Company used approximately $350,120 of the proceeds from the IPO to fund the redemption of $315,779 principal amount of CSC Holdings senior notes due October 2025 and the related call premium of approximately $34,341which was recorded as a loss on extinguishment of debt. The Company also recorded a write-off of deferred financings costs in connection with this redemption aggregating $4,516.

(m)	In April 2017, the Company redeemed $450,000 of the senior notes from proceeds from the Cequel Term Loan facility.

        The following table summarizes the Company's senior guaranteed notes, senior secured notes and senior notes and debentures as of December 31, 2016:

Issuer	Date Issued	Maturity Date	Interest Rate	Principal Amount	Carrying Amount(a)
CSC Holdings(b)(e)	February 6, 1998	February 15, 2018	7.875%	$300,000	$310,334
CSC Holdings(b)(e)	July 21, 1998	July 15, 2018	7.625%	500,000	521,654
CSC Holdings(c)(e)	February 12, 2009	February 15, 2019	8.625%	526,000	553,804
CSC Holdings(c)(e)	November 15, 2011	November 15, 2021	6.750%	1,000,000	951,702
CSC Holdings(c)(e)	May 23, 2014	June 1, 2024	5.250%	750,000	650,193
CSC Holdings(d)	October 9, 2015	January 15, 2023	10.125%	1,800,000	1,774,750
CSC Holdings(d)	October 9, 2015	October 15, 2025	10.875%	2,000,000	1,970,379
CSC Holdings(d)	October 9, 2015	October 15, 2025	6.625%	1,000,000	985,469
CSC Holdings(f)	September 23, 2016	April 15, 2027	5.500%	1,310,000	1,304,025
Cablevision(c)(e)	September 23, 2009	September 15, 2017	8.625%	900,000	926,045
Cablevision(c)(e)	April 15, 2010	April 15, 2018	7.750%	750,000	767,545
Cablevision(c)(e)	April 15, 2010	April 15, 2020	8.000%	500,000	488,992
Cablevision(c)(e)	September 27, 2012	September 15, 2022	5.875%	649,024	559,500
Cequel Communications Holdings I LLC and Cequel Capital Corporation(c)	October 25, 2012 December 28, 2012	September 15, 2020	6.375%	1,500,000	1,457,439
Cequel Communications Holdings I LLC and Cequel Capital Corporation(c)	May 16, 2013 September 9, 2014	December 15, 2021	5.125%	1,250,000	1,115,767
Altice US Finance I Corporation(g)	June 12, 2015	July 15, 2023	5.375%	1,100,000	1,079,869
Cequel Communications Holdings I LLC and Cequel Capital Corporation(h)	June 12, 2015	July 15, 2025	7.750%	620,000	602,925
Altice US Finance I Corporation(i)	April 26, 2016	May 15, 2026	5.500%	1,500,000	1,486,933

				$17,955,024	17,507,325

Less: Current portion					926,045

Long-term debt					$16,581,280

(a)	The carrying amount of the notes is net of the unamortized deferred financing costs and/or discounts/premiums of $447,699.
(b)	The debentures are not redeemable by CSC Holdings prior to maturity.
(c)	Notes are redeemable at any time at a specified "make-whole" price plus accrued and unpaid interest to the redemption date.
(d)

The Company may redeem some or all of the 2023 Notes at any time on or after January 15, 2019, and some or all of the 2025 Notes and 2025 Guaranteed Notes at any time on or after October 15, 2020, at the redemption prices set forth in the relevant indenture, plus accrued and unpaid interest, if any. The Company may also redeem up to 40% of each series of the Cablevision Acquisition Notes using the proceeds of certain equity offerings before October 15, 2018, at a redemption price equal to 110.125% for the 2023 Notes, 110.875% for the 2025 Notes and 106.625% for the 2025 Guaranteed Notes, in each case plus accrued and unpaid interest. In addition, at any time prior to January 15, 2019, CSC Holdings may redeem some or all of the 2023 Notes, and at any time prior to October 15, 2020, the Company may redeem some or all of the 2025 Notes and the 2025 Guaranteed Notes, at a price equal to 100% of the principal amount thereof, plus a "make whole" premium specified in the relevant indenture plus accrued and unpaid interest.

(e)	The carrying value of the notes was adjusted to reflect their fair value on the Cablevision Acquisition Date (aggregate reduction of $52,788).
(f)

The 2027 Guaranteed Notes are redeemable at any time on or after April 15, 2022 at the redemption prices set forth in the indenture, plus accrued and unpaid interest, if any. In addition, up to 40% may be redeemed for each series of the 2027 Guaranteed Notes using the proceeds of certain equity offerings before October 15, 2019, at a redemption price equal to 105.500%, plus accrued and unpaid interest.

(g)

Some or all of these notes may be redeemed at any time on or after July 15, 2018, plus accrued and unpaid interest, if any. Up to 40% of the notes may be redeemed using the proceeds of certain equity offerings before July 15, 2018, at a redemption price equal to 105.375%.

(h)

Some or all of these notes may be redeemed at any time on or after July 15, 2020, plus accrued and unpaid interest, if any. Up to 40% of the notes may be redeemed using the proceeds of certain equity offerings before July 15, 2018, at a redemption price equal to 107.750%.

(i)

Some or all of these notes may be redeemed at any time on or after May 15, 2021, plus accrued and unpaid interest, if any. Up to 40% of the notes may be redeemed using the proceeds of certain equity offerings before May 15, 2019, at a redemption price equal to 105.500%.

Schedule of Maturities of Long-term Debt
The future maturities of debt payable by the Company under its various debt obligations outstanding as of September 30, 2017, including notes payable, collateralized indebtedness (see Note 10), and capital leases, are as follows:

Years Ending December 31,	Cablevision	Cequel	Total
2017	$29,925	$5,256	$35,181
2018	1,598,699	14,421	1,613,120
2019	561,995	12,713	574,708
2020	530,007	1,062,723	1,592,730
2021	3,664,638	1,263,578	4,928,216
Thereafter	10,058,245	4,428,075	14,486,320

        Total amounts payable by the Company under its various debt obligations outstanding as of December 31, 2016, including notes payable, collateralized indebtedness (see Note 10), and capital leases, during the next five years and thereafter, are as follows:

Years Ending December 31,	Cablevision	Cequel	Altice USA	Total
2017	$1,719,180	$9,113	$—	$1,728,293
2018	2,103,441	8,652	—	2,112,093
2019	557,348	8,330	—	565,678
2020	526,340	1,508,213	—	2,034,553
2021	1,200,256	1,258,223	—	2,458,479
Thereafter	9,884,024	3,995,280	1,750,000	15,629,304

Cablevision Systems Corporation And Subsidiaries
Debt Instrument [Line Items]
Schedule of Line of Credit Facilities

	Maturity Date	Interest Rate	Principal	December 31, 2015(a)
Restricted Group:
Term A loan facility(b)	April 17, 2018	2.17%	$886,621	885,105
Term B loan facility(b)	April 17, 2020	2.92%	1,159,031	1,150,227

Restricted Group Credit Facilities debt				$2,035,332

(a)	The unamortized discounts and deferred financing costs amounted to $11,200 at December 31, 2015,
(b)	In connection with the Merger, the Company repaid the then outstanding Term A and Term B loan facilities (see discussion above).

Schedule of Long-term Debt Instruments

        The following table summarizes the Company's senior notes and debentures as of December 31, 2015:

Issuer	Date Issued	Maturity Date	Interest Rate	Principal Amount	Carrying Amount(c)
CSC Holdings(a)	February 6, 1998	February 15, 2018	7.875%	$300,000	$299,091
CSC Holdings(a)	July 21, 1998	July 15, 2018	7.625%	500,000	498,942
CSC Holdings(b)	February 12, 2009	February 15, 2019	8.625%	526,000	511,079
CSC Holdings(b)	November 15, 2011	November 15, 2021	6.750%	1,000,000	985,640
CSC Holdings(b)	May 23, 2014	June 1, 2024	5.250%	750,000	737,500
Cablevision(b)	September 23, 2009	September 15, 2017	8.625%	900,000	891,238
Cablevision(b)	April 15, 2010	April 15, 2018	7.750%	750,000	744,402
Cablevision(b)	April 15, 2010	April 15, 2020	8.000%	500,000	494,410
Cablevision(b)	September 27, 2012	September 15, 2022	5.875%	649,024	638,709

Total					$5,801,011

(a)	The debentures are not redeemable by the Company prior to maturity.
(b)	The Company may redeem some or all of the notes at any time at a specified "make-whole" price plus accrued and unpaid interest to the redemption date.
(c)	The carrying amount of the notes is net of the unamortized deferred financing costs and/or discounts/premiums.

Schedule of Maturities of Long-term Debt
Years Ending December 31,
2017	$1,719,180
2018	2,103,441
2019	557,348
2020	526,340
2021	1,200,256
Thereafter	9,884,024